Property and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Balance, at beginning of the period	$ 295,738
Balance, at end of the period	337,058	$ 295,738
Gross carrying amount
Property and equipment
Balance, at beginning of the period	788,585	713,876
Additions	205,231	74,709
Balance, at end of the period	993,816	788,585
Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(492,847)	(357,383)
Depreciation for the year	163,911	135,464
Balance, at end of the period	(656,758)	(492,847)
Right-of-use asset
Property and equipment
Balance, at beginning of the period	56,742
Balance, at end of the period	144,570	56,742
Right-of-use asset | Gross carrying amount
Property and equipment
Balance, at beginning of the period	200,319	200,319
Additions	140,919
Balance, at end of the period	341,238	200,319
Right-of-use asset | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(143,577)	(103,509)
Depreciation for the year	53,091	40,068
Balance, at end of the period	(196,668)	(143,577)
Equipment
Property and equipment
Balance, at beginning of the period	76,903
Balance, at end of the period	88,087	76,903
Equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	171,864	130,770
Additions	47,945	41,094
Balance, at end of the period	219,809	171,864
Equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(94,961)	(75,211)
Depreciation for the year	36,761	19,750
Balance, at end of the period	(131,722)	(94,961)
Leasehold improvements
Property and equipment
Balance, at beginning of the period	80,536
Balance, at end of the period	29,696	80,536
Leasehold improvements | Gross carrying amount
Property and equipment
Balance, at beginning of the period	237,248	237,248
Balance, at end of the period	237,248	237,248
Leasehold improvements | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(156,712)	(105,872)
Depreciation for the year	50,840	50,840
Balance, at end of the period	(207,552)	(156,712)
Office equipment
Property and equipment
Balance, at beginning of the period	33,136
Balance, at end of the period	26,509	33,136
Office equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	66,864	65,716
Additions		1,148
Balance, at end of the period	66,864	66,864
Office equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(33,728)	(25,659)
Depreciation for the year	6,627	8,069
Balance, at end of the period	(40,355)	(33,728)
Computer equipment
Property and equipment
Balance, at beginning of the period	48,421
Balance, at end of the period	48,196	48,421
Computer equipment | Gross carrying amount
Property and equipment
Balance, at beginning of the period	112,290	79,823
Additions	16,367	32,467
Balance, at end of the period	128,657	112,290
Computer equipment | Accumulated depreciation
Property and equipment
Balance, at beginning of the period	(63,869)	(47,132)
Depreciation for the year	16,592	16,737
Balance, at end of the period	$ (80,461)	$ (63,869)